Income taxes - Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current
Related to current year	$ 4,020	$ 4,133
Related to prior years	4,484	3,363
Current tax expense (income) and adjustments for current tax of prior periods	8,504	7,496
Deferred
Related to current year	(268)	123
Related to reversal of previously unrecognized deferred tax asset	(7,875)	0
Related to prior years	0	68
Deferred tax expense (income)	(8,143)	191
Total income tax expense	$ 361	$ 7,687